Intangible Assets, Net (Details) - Schedule of Amortization Expense	Mar. 31, 2024 USD ($)
Schedule of Amortization Expense [Abstract]
Twelve months ending March 31, 2025	$ 727,254
Twelve months ending March 31, 2026	428,016
Twelve months ending March 31, 2027	428,016
Twelve months ending March 31, 2028	428,016
Twelve months ending March 31, 2029	410,218
Total	$ 2,421,520